Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Allowance for Credit Losses

The activity for the allowance for credit losses during the six months ended June 30, 2026 and 2025 is set forth in the table below:

	Balance at Beginning of Period	Charged to Expenses	Deductions from the Allowance	Balance at End of Period
Six Months ended June 30, 2026 Allowance for Credit Losses	$464,000	$165,000	$(75,000)	$554,000
Six Months ended June 30, 2025 Allowance for Credit Losses	$396,000	$28,000	$(56,000)	$368,000

Schedule of Inventories

Inventories consist of the following at:

	June 30, 2026	December 31, 2025
Raw Materials	$6,641,000	$7,306,000
Work In Progress	19,815,000	17,072,000
Semi-Finished Goods	9,503,000	9,206,000
Final-Finished Goods	740,000	677,000
Total Inventory	$36,699,000	$34,261,000

Schedule of Credit and Concentration Risks

The composition of customers that exceeded 10% of net sales for the three months ended June 30, 2026 and 2025 are shown below:

Customer	Percentage of Net Sales
	2026	2025
Lockheed Martin	28.1%	27.5%
RTX(a)	25.4%	44.3%
Ontic	10.8%	2.5%

____________

(a)      RTX includes Collins Landing Systems and Collins Aerostructures

The composition of customers that exceeded 10% of net sales for the six months ended June 30, 2026 and 2025 are shown below:

Customer	Percentage of Net Sales
	2026	2025
Lockheed Martin	31.5%	33.4%
RTX(a)	26.9%	36.7%

____________

(a)      RTX includes Collins Landing Systems and Collins Aerostructures

The composition of customers that exceed 10% of accounts receivable at June 30, 2026 and December 31, 2025 are shown below:

Customer	Percentage of Net Receivables
	June 30, 2026	December 31, 2025
RTX(a)	37.8%	39.8%
Ontic	18.2%	7.6%
Fokker	12.1%	7.2%
Lockheed Martin	8.6%	11.9%

____________

(a)      RTX includes Collins Landing Systems and Collins Aerostructures

The composition of customers that exceeded 10% of net sales for the years ended December 31, 2025 or 2024 are shown below:

	Percentage of Net Sales
Customer	2025	2024
RTX(A)	36.2%	29.3%
Lockheed Martin	32.3%	25.1%
Northrop	6.7%	18.3%

The composition of customers that exceeded 10% of accounts receivable at December 31, 2025 or 2024 are shown below:

	Percentage of Net Receivables
Customer	2025	2024
RTX(A)	39.8%	38.2%
Lockheed	11.9%	8.6%
Ontic	7.6%	14.6%
Northrop	1.3%	11.0%

____________

(A)     RTX includes Collins Landing Systems and Collins Aerostructures

Schedule of Revenue from Contracts with Customers

The following table summarizes revenue from contracts with customers for the three and six months ending June 30, 2026 and 2025:

Product	Three Months Ended		Six Months Ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Military	$8,164,000	$6,831,000	$15,810,000	$15,171,000
Commercial	3,831,000	5,828,000	7,791,000	9,631,000
Total	$11,995,000	$12,659,000	$23,601,000	$24,802,000

The following table summarizes revenue from contracts with customers for the years ended December 31, 2025 and 2024:

Product	December 31, 2025	December 31, 2024
Military	$27,921,000	$38,498,000
Commercial	20,000,000	16,610,000
Total	$47,921,000	$55,108,000

Schedule of Reconciles Cash and Restricted Cash

The following table reconciles cash and restricted cash reported with the condensed consolidated balance sheets to the total amount shown in the condensed consolidated statements of cash flows:

	December 31, 2025	December 31, 2024
Cash	$680,000	$753,000
Restricted Cash	3,930,000	—
Total cash and restricted cash	$4,610,000	$753,000

Schedule of Anti-Dilutive Due to the Net Loss Incurred

The following securities have been excluded from the calculation as the exercise price was greater than the average market price of the common stock and because the effect of including these potential shares was anti-dilutive due to net loss incurred during the period:

	Three Months Ended		Six Months Ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Stock Options	395,453	374,503	395,453	374,503
Restricted Stock Units	60,086	190,418	60,086	190,418
Convertible Notes Payable	361,700	361,700	361,700	361,700
	817,239	926,621	817,239	926,621

The following securities have been excluded from the calculation as the exercise price was greater than the average market price of the common stock and because the effect of including these potential shares was anti-dilutive due to the net loss incurred during that period:

	December 31, 2025	December 31, 2024
Stock Options	425,703	417,003
Restricted Stock units	188,418	282,628
Convertible notes payable	361,700	405,800
	975,821	1,105,431